Stockholders' Equity (Deficit) - Private Placements (Details Textual) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended
	Feb. 21, 2014	Mar. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Jul. 29, 2014	Nov. 08, 2013	Aug. 15, 2013	Sep. 23, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues		58,139		5,001
Class of warrant or right, expiration period	5 years	5 years
Fair value of warrants issued			$ 12,382,216	$ (7,209)
Sale of common stock and conversion of notes payable, net of offering costs				1,884,210
2013 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of private placement					112,500			2,182,500
Debt conversion, converted instrument, amount (in dollars)				3,559,118
Fair value of warrants issued							2,344,899
Stock Issued During Period, Value, Conversion of Convertible Securities, Costs of Private Placement							1,674,908
Stockholders' equity note, changes in capital structure, subsequent changes to number of common shares						8,730,000
Class of Warrant or Right, Cash Payment of Private Placement Issuance Costs							178,389
Fair Value Adjustment of Warrants							848,380
Sale of common stock and conversion of notes payable, net of offering costs				1,884,210
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of preferred stock				3,788
Sale of common stock and conversion of notes payable, net of offering costs				1,424
Common Stock [Member] | 2014 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues	34,285,728
Share price			$ 0.35
Proceeds from issuance of debt	12,000,000
Proceeds from issuance of private placement	10,932,188.38
Payments for repurchase of private placement	1,067,812.02
Common Stock [Member] | 2013 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues					450,000			8,730,000
Share price					$ 0.25			$ 0.25
Debt conversion, converted instrument, amount (in dollars)								1,376,618
Conversion of preferred stock								5,506,472
Warrants - $0.35 excise price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)	17,142,864
Class of warrant or right, exercise price of warrants or rights (per share)	0.35
Warrants - $0.50 exercise price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)	17,142,864
Class of warrant or right, exercise price of warrants or rights (per share)	0.50
Warrants - $0.50 exercise price [Member] | 2013 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)								7,118,236
Class of warrant or right, exercise price of warrants or rights (per share)								$ 0.50
Class of warrant or right, expiration period								5 years
Warrants - $0.25 exercise price [Member] | 2013 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)								7,118,236
Class of warrant or right, exercise price of warrants or rights (per share)								$ 0.25
Class of warrant or right, expiration period								5 years
Private Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments for professional services	814,850
Number of warrants issued	2
Private Placement Agent [Member] | Warrants - $0.35 excise price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)	750,511
Class of warrant or right, exercise price of warrants or rights (per share)	0.35
Class of warrant or right, number of securities called by each warrant or right	1
Private Placement Agent [Member] | Warrants - $0.50 exercise price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)	750,511
Class of warrant or right, exercise price of warrants or rights (per share)	0.50
Class of warrant or right, expiration period	5 years
Warrant [Member] | 2013 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' equity note, changes in capital structure, subsequent changes to number of common shares						174,732